SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jan. 31, 2020
SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)
Schedule of share purchase warrants
	Number of Warrants	Weighted Average Exercise Price
Balance, January 31, 2018	3,484,500	$0.15
Exercised	(3,469,500)	$0.15
Expired	(15,000)	$0.15
Balance, January 31, 2019	-	-
Exercised	-	-
Expired	-	-
Balance, January 31, 2020	-	-

Summarized on stock option activity
	Number of Options	Weighted Average Exercise Price
Stock options outstanding and exercisable, January 31, 2018	3,395,000	$0.29
Granted	1,545,000	$0.36
Exercised	(205,000)	$0.30
Cancelled	(85,000)	$0.29
Stock options outstanding and exercisable, January 31, 2019	4,650,000	$0.31
Granted	1,120,000	$0.41
Exercised	(840,000)	$0.24
Cancelled	(275,000)	$0.34
Expired	(60,000)	$0.29
Stock options outstanding, January 31, 2020	4,595,000	$0.36

A summary of stock options outstanding as at January 31, 2020 is as follows:

Summarized on stock option outstanding

		Outstanding		Exercisable
Expiry Date	Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Options Outstanding	Weighted Average Remaining Contractual Life (Years)
October 6, 2020	$0.125	100,000	0.68	100,000	0.68
October 6, 2020	$0.150	100,000	0.68	100,000	0.68
October 6, 2020	$0.175	100,000	0.68	100,000	0.68
October 6, 2020	$0.200	100,000	0.68	100,000	0.68
October 6, 2020	$0.225	100,000	0.68	100,000	0.68
July 5, 2022	$0.355	1,530,000	2.43	1,530,000	2.43
September 4, 2023	$0.380	1,245,000	3.59	1,245,000	3.59
January 25, 2024	$0.390	200,000	3.99	200,000	3.99
November 14, 2024	$0.410	1,120,000	4.79	280,000	4.79

		4,595,000	3.20	3,755,000	2.84

Schedule of Fair Value of stock option

	2020	2019	2018
Weighted average assumptions:
Risk-free interest rate	2.13%	2.12%	1.42%
Expected dividend yield	-	-	-
Expected option life (years)	5.00	5.00	4.96
Expected stock price volatility	89.70%	112.34%	129.96%
Forfeiture rate	-	-	-
Weighted average fair value at grant date	$0.27	$0.31	$0.32